Note 9 - Stock-based Compensation (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and Administrative Expense	$ 292,667	$ 906,505	$ 2,131,426	$ 1,429,731	$ 1,807,605
Third Party Consulting Services [Member]
Allocated Share-based Compensation Expense				100,000
Expense Associated with Warrant Modifications [Member]
General and Administrative Expense		469,799	$ 912,862	0	277,912
2006 Equity Incentive Plan [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	2 years 109 days		2 years 182 days
Allocated Share-based Compensation Expense	$ 14,580	$ 13,686	$ 54,805	$ 67,905	$ 101,191
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 117,404		$ 132,032